March 1, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Dreyfus Premier International Funds, Inc.
Registration Statement File Nos. 33-44254; 811-6490

Ladies and Gentlemen:

This filing is being made pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the “1933 Act”), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant’s Post-Effective Amendment
No. 31, filed with the SEC on February 25, 2004.

If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.

Very truly yours,

/s/ Lisa R. Grosswirth
Lisa R. Grosswirth

cc:	Stroock & Stroock & Lavan
Ernst & Young LLP
Michael A. Rosenberg